Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Reconciliation of the (Benefit)/Provision for Income Taxes

A reconciliation of the (benefit)/provision for income taxes with the amount computed by applying the Australian statutory company tax rate of 30% to the profit/(loss) before income taxes is as follows:

	Years ended December 31,
	2013		2012		2011
	A$	%	A$	%	A$	%
Profit/(loss) before income taxes	(11,633,807)		(9,131,222)		(14,692,117)
Computed by applying income tax rate of home jurisdiction	(3,490,142)	30	(2,739,367)	30	(4,407,635)	30
Research & development incentive	3,613,149	(31)	(1,268,040)	14	(635,470)	4
Disallowed expenses/(income):
Share based payment	177,280	(2)	279,278	(3)	676,753	(4)
Other	6,697	0	8,425	0	8,849	0
Change in valuation allowance	(306,984)	3	3,719,704	(41)	4,357,503	(30)

Income tax expense/(benefit)	0	0	0	0	0	0

Significant Components of the Company's Deferred Tax Assets

Significant component of the Company’s deferred tax assets are shown below:

	As of December 31,
	2013 A$	2012 A$
Deferred tax assets:
Operating loss carry forwards	18,788,802	19,422,875
Unamortized capital raising cost	115,185	40,394
Depreciation and amortization	1,294,282	617,643
Asset retirement obligations	764,978	705,439
Employee entitlements	394,181	362,699
Other	2,055,885	888,960

Total deferred tax assets	23,413,313	22,038,010
Valuation allowance for deferred tax assets	(23,413,313)	(22,038,010)

Net deferred tax asset	0	0